BALANCE SHEET DETAILS (Schedule of Prepaid and Other Current Assets) (Details 1) - USD ($) $ in Thousands	1 Months Ended				3 Months Ended			12 Months Ended
	Feb. 28, 2015	Jan. 31, 2015	Aug. 31, 2014	Jul. 31, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of other receivable expects to be collected									$ 2,000
Valuation reserve								$ 2,300
UiTV Media Inc [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of other receivable expects to be collected									1,080
ESA Cultural Investment (Hong Kong) limited [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from loan payments					$ 6,000	$ 800				$ 2,000	$ 5,600
Loan amount reseved due to collectability risk					2,800	2,800			2,800			$ 2,800
Loan receivable							$ 5,600				$ 5,600
Amount drawn							$ 4,000
Percentage of loan receivable on extended maturity date										50.00%
Loan receivable on extended maturity date						$ 2,800			$ 2,800
Interest rate of debt securities (as a percent)										20.00%
Proceeds from interest income					$ 1,100
Reversal of valuation allowance for financing receivables								2,800
UiTV Media Inc [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount paid to equity method investee	$ 1,170	$ 1,170	$ 1,080	$ 1,080
Amount of other receivable expects to be collected								$ 2,250